Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income/(loss) for the year		¥ (703,537)	$ (102,125)	¥ (165,803)	¥ 164,174
Adjustments to reconcile net cash flows from operating activities:
Depreciation		98,120	14,243	188,831	153,850
Amortization of land use rights				2,127	2,128
Amortization of intangible assets		17,814	2,586	30,781	41,447
Noncash lease expense		132,392	19,218	251,360	143,268
Impairment loss on goodwill		419,805	60,938	84,730	68,723
Impairment loss on intangible assets		113,385	16,459
Impairment loss on operating lease right-of-use assets		8,861	1,286	15,575	12,772
Impairment loss on property and equipment		6,586	956
Gain on lease early termination		(17,022)	(2,472)
Provision/(reversal) of current expected credit losses		(5,835)	(847)	7,077
Finance costs		19,853	2,882	15,746	15,161
Loss on disposal of property and equipment		582	84	187	438
Share of equity in loss of unconsolidated affiliates	[1]	39,747	5,770	1,218	595
Share-based compensation		(816)	(118)	1,865	(10,631)
Gain on disposal of a subsidiary					(14,865)
Loss on deconsolidation of Affected Entities				261,267
Investment income		(83,787)	(12,162)		(211)
Deferred income taxes		(33,535)	(4,868)	(44,342)	(12,971)
Changes in operating assets and liabilities and other, net:
Accounts receivable		27,279	3,960	(37,966)	5,467
Inventories		710	103	(2,736)	(1,345)
Amounts due from related parties		(12,361)	(1,794)	897	(7,868)
Other receivables, deposits and other assets		(36,650)	(5,320)	(2,194)	7,746
Accounts payable		36,857	5,350	997	(7,876)
Amounts due to related parties		86,533	12,561	(2,349)	3,605
Accrued expenses and other current liabilities		74,936	10,878	220,334	6,256
Contract liabilities		114,800	16,664	162,810	(25,249)
Refund liabilities		(11,845)	(1,719)	(70,712)	23,802
Other assets and liabilities		(132,071)	(19,171)	(20,677)	30,847
Operating lease liabilities		(113,628)	(16,494)	(200,215)	(108,036)
Net cash provided by operating activities		47,173	6,848	698,808	491,227
Cash flows from investing activities
Purchase of short-term investments		(2,337,000)	(339,236)	(3,892,690)	(2,156,550)
Proceed from redemption of short-term investments upon maturity		1,536,494	223,036	3,905,707	2,390,010
Additions of property and equipment and intangible assets		(89,644)	(13,013)	(158,673)	(149,763)
Proceeds from sale of property and equipment		2,949	428	2,189	1,539
Acquisition of subsidiaries, net of cash acquired of RMB 41,413, RMB 164 and RMB nil in 2020, 2021 and 2022, respectively				(1,755)	5,179
Payment for an equity method investment				(1,134)	(42,000)
Disposal of a subsidiary, net of cash disposed of RMB 6,192, RMB nil, RMB nil in 2020, 2021 and 2022, respectively					24,152
Net cash outflow from loss of control of Affected Entities				(2,912,290)
Purchase of long-term investments		(5,000)	(726)	(21,890)
Proceed from redemption of long-term investment				1,500
Proceeds from loan receivable		55,432	8,046
Net cash provided by/(used in) investing activities		(836,769)	(121,465)	(3,079,036)	72,567
Cash flows from financing activities
Payments for purchase of non-controlling interest		(43,582)	(6,326)	(16,670)
Advances from related parties		1,806,663	262,254
Repayments for advances from related parties					(8,732)
Proceeds from related party loan		480,000	69,676
Repayment for related party loan		(480,000)	(69,676)
Repurchase of ordinary shares		(9,245)	(1,342)	(24,628)	(56,058)
Dividend to shareholders				(92,554)	(184,238)
Dividend to non-controlling interests		(27,473)	(3,988)	(17,697)	(3,104)
Proceeds from bank loans		629,008	91,306	1,047,188	1,016,219
Repayment for bank loans		(1,221,799)	(177,355)	(1,228,550)	(50,000)
Repurchase of bonds		(394,756)	(57,302)	(80,174)	(10,659)
Redemption of bonds		(1,513,460)	(219,693)
Capital injection from non-controlling interests		7,160	1,039	1,370	2,650
Proceeds from promissory note		877,487	127,375
Net cash provided by/(used in) financing activities		101,383	14,717	(446,534)	675,703
Net increase/(decrease) in cash and cash equivalents, and restricted cash		(688,213)	(99,900)	(2,826,762)	1,239,497
Cash and cash equivalents and restricted cash at beginning of the year		1,515,163	219,939	4,423,937	3,265,014
Effect of exchange rate changes on cash and cash equivalents and restricted cash		30,834	4,476	(82,012)	(80,574)
Cash and cash equivalents and restricted cash at end of the year		857,784	124,515	1,515,163	4,423,937
Supplemental disclosure of cash flow information:
Income tax paid		153,821	22,328	68,602	67,869
Non-cash investing and financing activities:
Acquisition of subsidiaries					38,416
Accounts payable balance for acquisition of property and equipment		(5,205)	(756)	(14,668)	(13,038)
Amounts due to related parties balance for acquisition of property and equipment		(512)	(74)	(19,519)	(15,545)
Right-of-use assets obtained in exchange for the new operating lease liabilities (Note 15)		86,116	12,501	179,968	141,000
Decrease of Right-of-use assets for early termination		55,908	8,116	23,815	14,019
Decrease of amount due to related parties by offsetting with short-term investments (Note 21)		884,293	128,363
Increase of amount due from related parties from disposal of property and equipment (Note 21)		57,998	8,419
Chengdu Yinzhe [Member]
Cash flows from financing activities
Payment for acquisition				(22,579)	(30,375)
Leti [Member]
Cash flows from financing activities
Payment for acquisition		(2,500)	(363)
Linstitute [Member]
Cash flows from financing activities
Payment for acquisition		¥ (6,120)	$ (888)	¥ (12,240)

[1]	This amount included share of equity in loss of unconsolidated affiliates in discontinued operation.